Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Common Shares		Warrants	Additional Paid-in-Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Common Stock, Balance at beginning of period (in shares) at Dec. 31, 2020	[1]		31,816,020
Balance at beginning of period at Dec. 31, 2020		$ 61,067	$ 32	[1]	$ 2,614	$ 213,624	$ (148,275)	$ (6,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(43,815)					(43,815)
Exercise of warrants (in shares)	[1]		794,804
Exercise of warrants		$ 151	$ 1	[1]	(1,241)	1,391
Shares issued for options exercises (in shares)		237,330	248,485	[1]
Shares issued for options exercises		$ 393				393
Shares issued for ESPP (in shares)	[1]		42,739
Shares issued for ESPP		72				72
Share-based compensation		$ 1,205				1,205
Common Stock, Balance at end of period (in shares) at Dec. 31, 2021		32,902,048	32,902,048	[1]
Balance at end of period at Dec. 31, 2021		$ 19,073	$ 33	[1]	1,373	216,685	(192,090)	(6,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ (47,616)					(47,616)
Exercise of warrants (in shares)		0
Issuance of common shares (in shares)	[1]		47,058,820
Issuance of common shares with private placement (Note 19)		$ 46,962	$ 48	[1]		46,914
Issuance of warrants		0			9,775	(9,775)
Shares issued for vested restricted stock units (in shares)	[1]		89,237
Shares issued for options exercises (in shares)	[1]		6,874
Shares issued for ESPP (in shares)	[1]		112,740
Shares issued for ESPP		109				109
Share-based compensation		$ 2,296				2,296
Common Stock, Balance at end of period (in shares) at Dec. 31, 2022		80,169,719	80,169,719	[1]
Balance at end of period at Dec. 31, 2022		$ 20,824	$ 81	[1]	$ 11,148	$ 256,229	$ (239,706)	$ (6,928)

[1]	Preferred shares ($0.001 par value), 10,000,000 shares authorized with zero issued and outstanding at December 31, 2022 and 2021.